Taxes (Details) - Schedule of total unrecognized tax benefits - USD ($)		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020
Schedule Of Total Unrecognized Tax Benefits Abstract
Balance at beginning of year	[1]	$ 2,475,474	$ 1,679,119		$ 1,433,461
Increase related to current year tax positions		293,960	700,984		170,070
Settlement
Foreign exchange translation effect		(195,604)	95,371		75,588
Balance at end of year		$ 2,573,830	$ 2,475,474	[1]	$ 1,679,119	[1]

[1]	The beginning balance for the year ended September 30, 2021 and 2020 is updated to disclose uncertain tax positions that were included in income tax payable.